GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
GOODWILL AND OTHER INTANGIBLE ASSETS
Balance, beginning	$ 1,484,966	$ 1,484,966
2023 Acquisitions	0	0
Balance, ending	$ 1,484,966	$ 1,484,966